Employee Benefit Plan, Master Trust (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Assets	$ 7,406,488,358	$ 7,113,442,338
Accrued expenses	55,630	54,070
Master Trust net assets	7,122,566,117	6,850,106,549
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, at fair value	5,557,067,855	5,037,169,909
Investment, at contract value	1,562,666,956	1,811,637,528
Cash	682,569	701,762
Receivables for securities sold	651,612	1,400,597
Accrued income	8,079,425	6,862,541
Other Assets	0	170,044
Total Assets	7,129,148,417	6,857,942,381
Payables for securities purchased	3,150,532	3,035,881
Accrued expenses	3,431,672	4,798,765
Other liabilities	96	1,186
Total liabilities	6,582,300	7,835,832
Separate Account GICs | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, at contract value	0	674,066,352
Traditional GICs | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, at contract value	0	110,712,073
Synthetic GICs | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, at contract value	1,562,666,956	1,026,859,103
Common Stock | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, at fair value	1,998,765,206	1,729,288,334
Preferred Stock | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, at fair value	5,792,156	5,311,051
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, at fair value	0	1,339
Mutual fund | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, at fair value	26,745,671	20,965,394
Exchange traded funds | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, at fair value	12,017,476	10,856,546
Common collective trusts | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, at fair value	$ 3,513,747,346	$ 3,270,747,245